Other Post-Employment Benefits - Disclosure of Detailed Information About Other Post Employment Benefits Recognized in Statements of Other Comprehensive income Loss Explanatory (Detail) - CAD ($)
$ in Millions
	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Amounts recognized in other comprehensive (income) loss, were as follows
Actuarial loss (income) on accrued post employment benefit liability	$ 84.8	$ (49.6)
Other Post Employment Benefits [Member]
Amounts recognized in other comprehensive (income) loss, were as follows
Actuarial loss (income) on accrued post employment benefit liability	$ (25.3)	$ 3.3